                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                 VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
                   VAN KAMPEN ASSET ALLOCATION MODERATE FUND
                    VAN KAMPEN ASSET ALLOCATION GROWTH FUND
                       SUPPLEMENT DATED FEBRUARY 19, 2008
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 31, 2007,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 20, 2007

The Prospectus is hereby supplemented as follows:

1. The following is added after the last sentence of the fourth paragraph in the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT STRATEGIES":

     Each Fund may also invest up to 10% of its total assets in unaffiliated exchange traded funds ("ETFs").

2. The following is added after the second paragraph in the section entitled "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- OTHER INVESTMENTS AND RISK FACTORS":

     Each Fund may invest directly up to 10% of its total assets in unaffiliated ETFs. An ETF generally seeks to track the performance of an underlying index and/or hold the securities included in such index. ETFs have many of the same risks as direct investments in common stocks. The market value of the underlying index rises and falls. In addition, the market value of an ETF may differ from its net asset value. Investments in ETFs may involve duplication of management fees and certain other expenses, as each Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

3. The fifth sentence of the third paragraph in the section entitled "REDEMPTION OF SHARES," is hereby deleted in its entirety and replaced with the following:

     The redemption fee and the exchange fee are not imposed on redemptions and/or exchanges made (i) through systematic withdrawal or exchange plans,
     (ii) through pre-approved asset allocation programs, (iii) by other funds advised by the Adviser or its affiliates, (iv) on shares received by reinvesting income dividends or capital gain distri-butions, (v) by participant-directed retirement plans (such as 401(k) plans, 457 plans and employer-sponsored 403(b) plans) where the application such a fee would cause the Fund or an asset allocation program of which the Fund is a part to fail to be considered a "qualified default investment alternative" under the Employee Income Security Act of 1974, as amended, and the rules and regulations thereunder and (vi) through check writing (with respect to certain fixed-income funds).

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    AAFSPT  2/08

                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                 VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
                   VAN KAMPEN ASSET ALLOCATION MODERATE FUND
                    VAN KAMPEN ASSET ALLOCATION GROWTH FUND
                       SUPPLEMENT DATED FEBRUARY 19, 2008
                                     TO THE
                           CLASS I SHARES PROSPECTUS
                              DATED JULY 31, 2007

The Prospectus is hereby supplemented as follows:

1. The following is added after the last sentence of the fourth paragraph in the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT STRATEGIES":

     Each Fund may also invest up to 10% of its total assets in unaffiliated exchange traded funds ("ETFs").

2. The following is added after the second paragraph in the section entitled "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- OTHER INVESTMENTS AND RISK FACTORS":

     Each Fund may invest directly up to 10% of its total assets in unaffiliated ETFs. An ETF generally seeks to track the performance of an underlying index and/or hold the securities included in such index. ETFs have many of the same risks as direct investments in common stocks. The market value of the underlying index rises and falls. In addition, the market value of an ETF may differ from its net asset value. Investments in ETFs may involve duplication of management fees and certain other expenses, as each Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

3. The fifth sentence of the second paragraph in the section entitled "REDEMPTION OF SHARES," is hereby deleted in its entirety and replaced with the following:

     The redemption fee and the exchange fee are not imposed on redemptions and/or exchanges made (i) through pre-approved asset allocation programs,
     (ii) on shares received by reinvesting income dividends or capital gain distributions, (iii) by participant-directed retirement plans (such as 401(k) plans, 457 plans and employer-sponsored 403(b) plans) where the application such a fee would cause the Fund or an asset allocation program of which the Fund is a part to fail to be considered a "qualified default investment alternative" under the Employee Income Security Act of 1974, as amended, and the rules and regulations thereunder and (iv) by other funds advised by the Adviser or its affiliates.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  AAFSPT I  2/08

                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                            VAN KAMPEN LEADERS FUND
                   SUPPLEMENT DATED FEBRUARY 19, 2008 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 31, 2007,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 20, 2007

The Prospectus is hereby supplemented as follows:

     The fifth sentence of the third paragraph in the section entitled "REDEMPTION OF SHARES," is hereby deleted in its entirety and replaced with the following:

     The redemption fee and the exchange fee are not imposed on redemptions and/or exchanges made (i) through systematic withdrawal or exchange plans,
     (ii) through pre-approved asset allocation programs, (iii) by other funds advised by the Adviser or its affiliates, (iv) on shares received by reinvesting income dividends or capital gain distributions, (v) by participant-directed retirement plans (such as 401(k) plans, 457 plans and employer-sponsored 403(b) plans) where the application such a fee would cause the Fund or an asset allocation program of which the Fund is a part to fail to be considered a "qualified default investment alternative" under the Employee Income Security Act of 1974, as amended, and the rules and regulations thereunder and (vi) through check writing (with respect to certain fixed-income funds).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     LFSPT  2/08

                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                            VAN KAMPEN LEADERS FUND
                   SUPPLEMENT DATED FEBRUARY 19, 2008 TO THE
                           CLASS I SHARES PROSPECTUS
                              DATED JULY 31, 2007

The Prospectus is hereby supplemented as follows:

     The fifth sentence of the second paragraph in the section entitled "REDEMPTION OF SHARES," is hereby deleted in its entirety and replaced with the following:

     The redemption fee and the exchange fee are not imposed on redemptions and/or exchanges made (i) through pre-approved asset allocation programs,
     (ii) on shares received by reinvesting income dividends or capital gain distributions, (iii) by participant-directed retirement plans (such as 401(k) plans, 457 plans and employer-sponsored 403(b) plans) where the application such a fee would cause the Fund or an asset allocation program of which the Fund is a part to fail to be considered a "qualified default investment alternative" under the Employee Income Security Act of 1974, as amended, and the rules and regulations thereunder and (iv) by other funds advised by the Adviser or its affiliates.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   LFSPT I  2/08